Employee compensation and benefits - Fair value of plan assets by asset classes (Details) - Pension Plan - Principal plan - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	£ 405	£ 434
- equities	8	11
– bonds	199	112
– other	198	311
HSBC Bank plc
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	0	0
- equities	0	0
– bonds	0	0
– other	0	0
Quoted market price in active market
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	352	377
- equities	8	11
– bonds	199	112
– other	145	254
No quoted market price in active market
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	53	57
- equities	0	0
– bonds	0	0
– other	£ 53	£ 57